Form N-1A Cover	Aug. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GRANDEUR PEAK GLOBAL TRUST
Entity Central Index Key	0001965454
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 01, 2025
Prospectus Date	Sep. 01, 2025